Principal Accounting Policies - Sales and marketing expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Sales and marketing expenses
Total advertising and promotion expenses including traffic acquisition expenses	¥ 99.9	$ 15.3	¥ 314.2	¥ 376.7